Inventories, Net and Cost of sales - Schedule of Losses on Inventory Obsolescence and Damages (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Losses on Inventory Obsolescence and Damages [Abstract]
Balance at beginning	$ 19,583	$ 13,150	$ 12,359
Balance at ending	31,114	19,583	13,150
Loss recognized during the period (Note 11.2.)	14,084	10,195	2,313
Loss reversal (Note 11.2.)	(2,433)	(1,280)	(500)
Effect of exchange difference from translation into presentation currency	$ (120)	$ (2,482)	$ (1,022)